Invested Assets and Investment Income - Schedule of Investment Income (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Investment Income [line items]
Rental income, net of depreciation	$ 1,013	$ 1,120
Net Investment income	4,532	19,367
Investment income	13,560	13,649
Debt securities [Member]
Disclosure of Investment Income [line items]
Interest income	6,078	5,679
Gains (losses)	(6,303)	3,485
Impairment loss	(18)	15
Cash and short-term securities [Member]
Disclosure of Investment Income [line items]
Interest income	268	160
Gains (losses)	(12)	(25)
Public equities [Member]
Disclosure of Investment Income [line items]
Dividend income	556	603
Gains (losses)	(1,266)	2,598
Impairment loss	43	(14)
Mortgages [Member]
Disclosure of Investment Income [line items]
Interest income	1,824	1,685
Gains (losses)	56	69
Provision, net	8	(32)
Private placements [Member]
Disclosure of Investment Income [line items]
Interest income	1,729	1,553
Gains (losses)	(83)	43
Impairment loss	10	10
Policy loans [member]
Disclosure of Investment Income [line items]
Net Investment income	371	365
Loans to Bank clients [Member]
Disclosure of Investment Income [line items]
Interest income	81	68
Provision, net	1
Real estate [Member]
Disclosure of Investment Income [line items]
Rental income, net of depreciation	515	517
Gains (losses)	445	341
Impairment loss		(4)
Derivatives [Member]
Disclosure of Investment Income [line items]
Interest income	656	893
Gains (losses)	(2,224)	(945)
Other invested assets [Member]
Disclosure of Investment Income [line items]
Interest income	74	174
Oil and gas, timber, agriculture and other income	1,758	1,690
Gains (losses)	173	484
Impairment loss	120	45
Interest income [member]
Disclosure of Investment Income [line items]
Investment income	11,081	10,577
Dividend, rental and other income [member]
Disclosure of Investment Income [line items]
Investment income	2,829	2,810
Impairments, provisions and recoveries, net [Member]
Disclosure of Investment Income [line items]
Investment income	(164)	(70)
Other [Member]
Disclosure of Investment Income [line items]
Investment income	(186)	332
Insurance and investment contract liabilities and macro equity hedges [Member]
Disclosure of Investment Income [line items]
Realized and unrealized gains (losses) on assets	(9,028)	5,718
Insurance and investment contract liabilities and macro equity hedges [Member] | Debt securities [Member]
Disclosure of Investment Income [line items]
Realized and unrealized gains (losses) on assets	(5,994)	3,686
Insurance and investment contract liabilities and macro equity hedges [Member] | Public equities [Member]
Disclosure of Investment Income [line items]
Realized and unrealized gains (losses) on assets	(1,444)	2,235
Insurance and investment contract liabilities and macro equity hedges [Member] | Mortgages [Member]
Disclosure of Investment Income [line items]
Realized and unrealized gains (losses) on assets	55	69
Insurance and investment contract liabilities and macro equity hedges [Member] | Private placements [Member]
Disclosure of Investment Income [line items]
Realized and unrealized gains (losses) on assets	(83)	40
Insurance and investment contract liabilities and macro equity hedges [Member] | Real estate [Member]
Disclosure of Investment Income [line items]
Realized and unrealized gains (losses) on assets	449	350
Insurance and investment contract liabilities and macro equity hedges [Member] | Other invested assets [Member]
Disclosure of Investment Income [line items]
Realized and unrealized gains (losses) on assets	213	441
Insurance and investment contract liabilities and macro equity hedges [Member] | Derivatives, including macro equity hedging program [Member]
Disclosure of Investment Income [line items]
Realized and unrealized gains (losses) on assets	(2,224)	(1,103)
FVTPL [Member]
Disclosure of Investment Income [line items]
Net Investment income	(2,992)	11,954
Investment income	6,368	6,918
FVTPL [Member] | Debt securities [Member]
Disclosure of Investment Income [line items]
Interest income	5,432	5,102
Gains (losses)	(5,993)	3,690
Impairment loss	(18)	16
FVTPL [Member] | Cash and short-term securities [Member]
Disclosure of Investment Income [line items]
Interest income	18	7
Gains (losses)	(74)	22
FVTPL [Member] | Public equities [Member]
Disclosure of Investment Income [line items]
Dividend income	484	524
Gains (losses)	(1,596)	2,372
FVTPL [Member] | Derivatives [Member]
Disclosure of Investment Income [line items]
Interest income	689	809
Gains (losses)	(2,251)	(1,029)
FVTPL [Member] | Other invested assets [Member]
Disclosure of Investment Income [line items]
Gains (losses)	283	441
Impairment loss	2
FVTPL [Member] | Interest income [member]
Disclosure of Investment Income [line items]
Investment income	6,139	5,918
FVTPL [Member] | Dividend, rental and other income [member]
Disclosure of Investment Income [line items]
Investment income	484	524
FVTPL [Member] | Impairments, provisions and recoveries, net [Member]
Disclosure of Investment Income [line items]
Investment income	16	16
FVTPL [Member] | Other [Member]
Disclosure of Investment Income [line items]
Investment income	(271)	460
FVTPL [Member] | Insurance and investment contract liabilities and macro equity hedges [Member]
Disclosure of Investment Income [line items]
Realized and unrealized gains (losses) on assets	(9,360)	5,036
FVTPL [Member] | Insurance and investment contract liabilities and macro equity hedges [Member] | Debt securities [Member]
Disclosure of Investment Income [line items]
Realized and unrealized gains (losses) on assets	(6,012)	3,694
FVTPL [Member] | Insurance and investment contract liabilities and macro equity hedges [Member] | Public equities [Member]
Disclosure of Investment Income [line items]
Realized and unrealized gains (losses) on assets	(1,454)	2,200
FVTPL [Member] | Insurance and investment contract liabilities and macro equity hedges [Member] | Other invested assets [Member]
Disclosure of Investment Income [line items]
Realized and unrealized gains (losses) on assets	357	329
FVTPL [Member] | Insurance and investment contract liabilities and macro equity hedges [Member] | Derivatives, including macro equity hedging program [Member]
Disclosure of Investment Income [line items]
Realized and unrealized gains (losses) on assets	(2,251)	(1,187)
AFS [Member]
Disclosure of Investment Income [line items]
Net Investment income	1,003	761
Investment income	979	743
AFS [Member] | Debt securities [Member]
Disclosure of Investment Income [line items]
Interest income	646	577
Gains (losses)	(310)	(205)
Impairment loss		(1)
AFS [Member] | Cash and short-term securities [Member]
Disclosure of Investment Income [line items]
Interest income	250	153
Gains (losses)	62	(47)
AFS [Member] | Public equities [Member]
Disclosure of Investment Income [line items]
Dividend income	72	79
Gains (losses)	330	226
Impairment loss	43	(14)
AFS [Member] | Other invested assets [Member]
Disclosure of Investment Income [line items]
Gains (losses)		(7)
Impairment loss	4
AFS [Member] | Interest income [member]
Disclosure of Investment Income [line items]
Investment income	896	730
AFS [Member] | Dividend, rental and other income [member]
Disclosure of Investment Income [line items]
Investment income	72	79
AFS [Member] | Impairments, provisions and recoveries, net [Member]
Disclosure of Investment Income [line items]
Investment income	(47)	(15)
AFS [Member] | Other [Member]
Disclosure of Investment Income [line items]
Investment income	58	(51)
AFS [Member] | Insurance and investment contract liabilities and macro equity hedges [Member]
Disclosure of Investment Income [line items]
Realized and unrealized gains (losses) on assets	24	18
AFS [Member] | Insurance and investment contract liabilities and macro equity hedges [Member] | Debt securities [Member]
Disclosure of Investment Income [line items]
Realized and unrealized gains (losses) on assets	18	(8)
AFS [Member] | Insurance and investment contract liabilities and macro equity hedges [Member] | Public equities [Member]
Disclosure of Investment Income [line items]
Realized and unrealized gains (losses) on assets	10	35
AFS [Member] | Insurance and investment contract liabilities and macro equity hedges [Member] | Other invested assets [Member]
Disclosure of Investment Income [line items]
Realized and unrealized gains (losses) on assets	(4)	(9)
Other [Member]
Disclosure of Investment Income [line items]
Net Investment income	6,521	6,652
Investment income	6,213	5,988
Other [Member] | Mortgages [Member]
Disclosure of Investment Income [line items]
Interest income	1,824	1,685
Gains (losses)	56	69
Provision, net	8	(32)
Other [Member] | Private placements [Member]
Disclosure of Investment Income [line items]
Interest income	1,729	1,553
Gains (losses)	(83)	43
Impairment loss	10	10
Other [Member] | Policy loans [member]
Disclosure of Investment Income [line items]
Net Investment income	371	365
Other [Member] | Loans to Bank clients [Member]
Disclosure of Investment Income [line items]
Interest income	81	68
Provision, net	1
Other [Member] | Real estate [Member]
Disclosure of Investment Income [line items]
Rental income, net of depreciation	515	517
Gains (losses)	445	341
Impairment loss		(4)
Other [Member] | Derivatives [Member]
Disclosure of Investment Income [line items]
Interest income	(33)	84
Gains (losses)	27	84
Other [Member] | Other invested assets [Member]
Disclosure of Investment Income [line items]
Interest income	74	174
Oil and gas, timber, agriculture and other income	1,758	1,690
Gains (losses)	(110)	50
Impairment loss	114	45
Other [Member] | Interest income [member]
Disclosure of Investment Income [line items]
Investment income	4,046	3,929
Other [Member] | Dividend, rental and other income [member]
Disclosure of Investment Income [line items]
Investment income	2,273	2,207
Other [Member] | Impairments, provisions and recoveries, net [Member]
Disclosure of Investment Income [line items]
Investment income	(133)	(71)
Other [Member] | Other [Member]
Disclosure of Investment Income [line items]
Investment income	27	(77)
Other [Member] | Insurance and investment contract liabilities and macro equity hedges [Member]
Disclosure of Investment Income [line items]
Realized and unrealized gains (losses) on assets	308	664
Other [Member] | Insurance and investment contract liabilities and macro equity hedges [Member] | Mortgages [Member]
Disclosure of Investment Income [line items]
Realized and unrealized gains (losses) on assets	55	69
Other [Member] | Insurance and investment contract liabilities and macro equity hedges [Member] | Private placements [Member]
Disclosure of Investment Income [line items]
Realized and unrealized gains (losses) on assets	(83)	40
Other [Member] | Insurance and investment contract liabilities and macro equity hedges [Member] | Real estate [Member]
Disclosure of Investment Income [line items]
Realized and unrealized gains (losses) on assets	449	350
Other [Member] | Insurance and investment contract liabilities and macro equity hedges [Member] | Other invested assets [Member]
Disclosure of Investment Income [line items]
Realized and unrealized gains (losses) on assets	(140)	121
Other [Member] | Insurance and investment contract liabilities and macro equity hedges [Member] | Derivatives, including macro equity hedging program [Member]
Disclosure of Investment Income [line items]
Realized and unrealized gains (losses) on assets	$ 27	$ 84